UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham   Fort Worth, Texas      May 13, 2004

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:   $ 1,272,829 (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
AT&T WIRELESS
   SERVICES, INC.      COM      00209A106      11945      877672   SH           Sole            877672
BP PLC                 COM      055622104      75520     1475000   SH           Sole           1475000
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      91445     2157740   SH           Sole           2157740
CINTAS CORPORATION     COM      172908105      53803     1237125   SH           Sole           1237125
DELL, INC.             COM      24702R101     252343     7505742   SH           Sole           7505742
EMC CORPORATION        COM      268648102      67070     4927991   SH           Sole           4927991
THE GAP, INC.          COM      364760108      71840     3277368   SH           Sole           3277368
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      63584      936580   SH           Sole            936580
HOME DEPOT, INC.       COM      437076102      40314     1079076   SH           Sole           1079076
INTEL CORPORATION      COM      458140100     106641     3920643   SH           Sole           3920643
MCDATA CORPORATION     COM      580031201       1277      181346   SH           Sole            181346
NESTLE SA              COM       *7123870      25439       99700   SH           Sole             99700
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  652487802      13471      424803   SH           Sole            424803
NIKE, INC.           CLASS
                     A COM      654106103     151847     1950000   SH           Sole           1950000
PACCAR, INC.           COM      693718108     102313     1825397   SH           Sole           1825397
Q WEST COMMUNICATIONS
 INTL, INC.            COM      749121109       4772     1107094   SH           Sole           1107094
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       5495      735608   SH           Sole            735608
TELLABS, INC.          COM      879664100      12025     1388622   SH           Sole           1388622
TIME WARNER, INC.      COM      887317105      45664     2708445   SH           Sole           2708445
VALSPAR, INC.          COM      920355104      33987      690381   SH           Sole            690381
WASHINGTON MUTUAL,INC. COM      939322103      33314      780000   SH           Sole            780000
WELLS FARGO & CO.      COM      949746101       8720      153870   SH           Sole            153870


*SEDOL number
